Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus and Summary Prospectus

* * *

Transamerica Small Cap Value

Class I3 Shares

* * *

The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning Class I3 shares of Transamerica Small Cap Value:

FEES AND EXPENSES:

The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	I3
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.17%
Total annual fund operating expenses	0.97%
Fee waiver and/or expense reimbursement[1]	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[2]	0.95%
[1]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]

Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.

The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$97	$307	$534	$1,188

* * *

Investors Should Retain this Supplement for Future Reference

November 30, 2018

Transamerica Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus and Summary Prospectus

* * *

Transamerica Small Cap Value

Class I3 Shares

* * *

The following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning Class I3 shares of Transamerica Small Cap Value:

FEES AND EXPENSES:

The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	I3
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.17%
Total annual fund operating expenses	0.97%
Fee waiver and/or expense reimbursement[1]	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[2]	0.95%
[1]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]

Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.

The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$97	$307	$534	$1,188

* * *

Investors Should Retain this Supplement for Future Reference

November 30, 2018

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Transamerica Small Cap Value | I3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	307
5 years	rr_ExpenseExampleYear05	534
10 years	rr_ExpenseExampleYear10	$ 1,188

[1]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.